UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to October 31, 2009

Item 1. Reports to Stockholders.

2

CREDIT SUISSE FUNDS

Annual Report

October 31, 2009

■  CREDIT SUISSE
HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Annual Investment Adviser's Report
October 31, 2009 (unaudited)

December 11, 2009

Dear Shareholder:

Performance Summary
11/1/08 – 10/31/09

Fund & Benchmark	Performance
Common Class[1]	41.87%
Class A1,2	41.36%
Class B1,2	40.55%
Class C1,2	40.46%
Merrill Lynch US High Yield Master II Constrained Index[3]	49.54%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period for the high yield market

The 12-month period ending October 31, 2009, was a good one for the high yield market. Following a volatile 2008, the high yield bond market posted monthly gains throughout much of 2009. The Merrill Lynch US High Yield Master II Constrained Index delivered an annualized return of 49.54% for the year.

Throughout much of 2009, high yield returns were driven by the riskiest segments of the market. CCC-rated securities led the rally, returning 74.75% for the year. BB-rated and B-rated securities returned 44.66% and 36.56%, respectively, for the same period. In addition, finance-related institutions, another highly volatile segment of the high yield market, also outperformed. For the year, the best performing sectors of the high yield index were finance & investment (120.5%), real estate (106.1%), insurance (100.6%), and banking (85.0%).

Default rates, as reported by Moody's Investor Services, continued to rise, increasing to 12.4% in October 2009 from a low of 1.16% in early 2008. Though still high, the pace of high yield defaults has slowed. According to JP Morgan, five companies defaulted during the month of September versus an average of 15 companies per month between December 2008 and April 2009. Merrill Lynch's distress ratio (defined as the proportion of bonds yielding 10% over U.S. Treasuries) ended the month of October at 20%, down significantly from its recent high of 83.6% in November 2008.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

The new issue market began the year slowly after being virtually shut down at the end of 2008. As the year progressed, activity picked up and there has been a material increase in diversity among issuers. For the first time since the summer of 2008, lower rated and more cyclical companies were able to access the debt market. Year-to-date 2009, there have been $139.7 billion in high yield bonds issued — on pace with 2004's all time record of $158.2 billion.

The demand for high yield products continues to be strong as AMG Data Services reported that high yield mutual funds continue to experience net inflows. In fact, on a year-to-date basis, retail net fund inflows have totaled more than $29.1 billion.

Strategic Review and Outlook: Cautiously optimistic going forward

For the 12-month period ended October 31, 2009, the Fund underperformed the benchmark. Superior security selection in electric-generation, forestry, printing & publishing sectors contributed positively to returns. In addition, security selection and sector weighting in electronics added to positive returns. In contrast, an underweight to the finance sectors (which, in this context, are comprised of deeply subordinated, highly volatile securities) hurt relative returns. Security selection in the telecommunications-integrated and media-broadcast sectors also hurt relative returns. Lastly, an underweight to CC- and C-rated securities, the most aggressive segments of the high yield market, also detracted from relative performance.

The new issue market has made capital available to a broader selection of issuers, allowing lower-quality issuers to refinance and extend debt maturities. This improved liquidity, along with inflows to the high yield market, has lowered expectations for upcoming defaults. Moody's is currently forecasting that the October 2010 global default rate will decline to 4.2% from its current rate of 12.4%. However, despite the recent strength shown in the high yield market, the fundamental backdrop remains challenging. Indicators such as unemployment and retail sales continue to point toward a weak economic backdrop. Although we believe recent policy initiatives by U.S. and foreign governments should ultimately stabilize the financial markets and the broader global economy, we expect conditions to stay volatile in the short term as the environment is still challenging and balance sheet repair is continuing.

Given this backdrop and the market's recent rally, we remain selective with portfolio construction and continue to opportunistically pare back exposures in riskier names. Additionally, we have taken advantage of opportunities in the new issue market, especially in bonds that are more senior in capital structure and priced at attractive yields. We have maintained core holdings in the more

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

defensive industries and remain relatively constructive on several issuers in the cable, telecommunications, technology and support services sectors. In contrast, we remain cautious with respect to consumer-driven and more cyclical industries, and have sought to limit exposures to those sectors.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Common Class shares and the
Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (08/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class A shares2, Class B
shares2 and the Merrill Lynch US High Yield Master II Constrained
Index3 for Ten Years.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class C shares2 and the
Merrill Lynch US High Yield Master II Constrained
Index3 from Inception (02/28/00).

Average Annual Returns as of September 30, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class	16.14%	4.66%	—	5.92%
Class A Without Sales Charge[4]	16.00%	4.42%	5.59%	5.51%
Class A With Maximum Sales Charge[4]	10.48%	3.41%	5.08%	5.02%
Class B Without CDSC[4]	14.91%	3.64%	4.77%	4.67%
Class B With CDSC[4]	10.91%	3.64%	4.77%	4.67%
Class C Without CDSC	14.88%	3.64%	—	4.72%
Class C With CDSC	13.88%	3.64%	—	4.72%

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Average Annual Returns as of October 31, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class	41.87%	4.63%	—	6.06%
Class A Without Sales Charge[4]	41.36%	4.35%	5.76%	5.61%
Class A With Maximum Sales Charge[4]	34.58%	3.33%	5.25%	5.13%
Class B Without CDSC[4]	40.55%	3.58%	4.95%	4.80%
Class B With CDSC[4]	36.55%	3.58%	4.95%	4.80%
Class C Without CDSC	40.46%	3.59%	—	4.85%
Class C With CDSC	39.46%	3.59%	—	4.85%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.43% for Common Class shares, 1.69% for Class A shares, 2.44% for Class B shares and 2.44% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Common Class shares, 1.10% for Class A shares, 1.85% for Class B shares and 1.85% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 34.58%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 36.55%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 39.46%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

4  Inception date 3/8/99.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2009

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,270.10	$1,267.70	$1,263.00	$1,262.60
Expenses Paid per $1,000*	$4.86	$6.29	$10.55	$10.55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,020.92	$1,019.66	$1,015.88	$1,015.88
Expenses Paid per $1,000*	$4.33	$5.60	$9.40	$9.40
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.6%
BB	28.8%
B	42.3%
CCC	17.0%
CC	2.2%
C	0.4%
D	4.1%
NR	2.3%
Subtotal	98.7%
Equity and Other	0.3%
Short-Term Investment	1.0%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (88.7%)
Aerospace & Defense (1.4%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$208,500
250	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	195,625
125	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	121,875
150	Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)‡	(BB, B2)	10/01/17	7.500	149,625
					675,625
Agriculture (0.4%)
190	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/11	11.000	190,475
Auto Loans (2.0%)
350	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, B3)	08/01/12	7.500	341,056
625	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, B3)	10/01/13	7.000	593,387
					934,443
Auto Parts & Equipment (1.5%)
250	Altra Industrial Motion, Inc., Global Company Guaranteed Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	256,563
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	71,000
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	185,975
125	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	129,375
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	54,375
					697,288
Banks (3.0%)
150	CIT Group, Inc., Global Senior Unsecured Notesø	(D, Ca)	02/01/10	4.250	98,301
405	CIT Group, Inc., Senior Unsecured Notesø	(D, Ca)	02/13/12	5.400	265,447
174	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	172,695
775	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	751,750
23	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	21,505
113	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	103,678
28	GMAC, Inc., Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	23,240
					1,436,616

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Beverages (0.3%)
$150	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	$151,125
Brokerage (0.6%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC, B3)	12/01/15	7.875	267,000
Building & Construction (1.7%)
169	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	33,800
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(D, Caa2)	04/15/12	8.375	237,875
125	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	89,375
275	Standard Pacific Corp., Company Guaranteed Notes	(CCC, Caa1)	04/01/14	6.250	243,375
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(D, Caa3)	02/15/14	7.500	180,125
					784,550
Building Materials (1.0%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/10 @ $102.58)	(B+, B3)	08/01/14	7.750	99,000
225	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	192,375
175	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B, Ba3)	11/01/11	9.000	174,563
					465,938
Chemicals (3.5%)
25	Airgas, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.56)‡	(BBB-, Ba1)	10/01/18	7.125	25,875
100	Ashland, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/13 @ $104.56)‡	(BB-, Ba3)	06/01/17	9.125	108,250
75	Chemtura Corp., Company Guaranteed Notesø	(NR, NR)	06/01/16	6.875	79,312
250	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	251,250
20	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Caa2)	12/01/14	9.750	16,800
150	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(C, B3)	06/15/14	12.500	157,500
50	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	52,750
250	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	258,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Chemicals
$200	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	$203,000
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	122,250
100	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B, B2)	11/01/17	8.750	104,000
275	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 11/01/14 @ $103.88)‡	(BB, B1)	11/01/19	7.750	277,750
					1,657,487
Computer Hardware (0.2%)
125	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	114,375
Consumer Products (1.0%)
200	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, NR)	10/01/12	10.250	196,000
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	118,750
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	153,750
					468,500
Diversified Capital Goods (3.2%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	118,438
125	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	135,937
125	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	134,375
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B+, B3)	10/01/12	9.875	224,437
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	148,875
175	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, Caa1)	06/01/17	7.375	152,250
100	Rexnord LLC, Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	99,500
125	Sensus USA, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	125,625
75	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	77,625
125	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	119,375
209	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa2)	06/15/12	9.875	195,415
					1,531,852

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation (5.1%)
$350	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	$328,125
125	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	101,563
400	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	321,000
300	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	268,500
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	90,347
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	223,312
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(BB-, B1)	02/01/14	7.250	223,875
975	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CC, Caa2)	11/01/15	10.250	697,125
200	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CC, Caa2)	11/01/15	10.250	143,000
					2,396,847
Electric - Integrated (0.8%)
375	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	378,750
Electronics (1.5%)
175	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	143,063
150	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	156,375
200	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	192,000
225	Viasystems, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	226,125
					717,563
Energy - Exploration & Production (6.5%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	146,625
125	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(B+, B1)	07/15/16	9.875	133,125
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	72,938
425	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	412,250
225	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	223,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Energy - Exploration & Production
$125	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	$129,375
125	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	134,687
250	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	240,000
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	117,187
150	Hilcorp Finance Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	150,750
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	118,125
125	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB+, Ba3)	05/15/18	7.125	126,094
125	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	135,000
275	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	279,125
150	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	148,875
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	98,500
175	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	146,125
125	Swift Energy Co., Company Guaranteed Notes (Callable 07/15/10 @ $100.00)	(BB-, B3)	07/15/11	7.625	126,250
125	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	125,156
					3,064,062
Energy - Integrated (0.4%)
200	Headwaters, Inc., Rule 144A, Senior Notes (Callable 11/01/12 @ $105.69)‡	(B+, B2)	11/01/14	11.375	201,500
Environmental (0.5%)
100	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	107,250
150	Clean Harbors, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $103.81)‡	(BB-, Ba2)	08/15/16	7.625	154,500
					261,750
Food & Drug Retailers (1.6%)
150	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	154,500
175	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	175,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers
$125	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	$104,375
125	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	135,625
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	124,062
75	SUPERVALU, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/16	8.000	76,688
					771,125
Food - Wholesale (1.0%)
75	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $101.25)	(B, Caa2)	11/01/14	7.500	75,375
25	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa1)	03/15/11	8.875	25,063
150	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.00)‡	(B+, B2)	10/01/16	8.000	152,625
125	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(B+, Ba3)	07/15/14	10.000	131,875
125	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B-, Caa1)	05/15/13	7.750	112,500
					497,438
Forestry & Paper (2.4%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	111,890
250	Georgia-Pacific LLC, Debentures	(BB, B2)	06/15/15	7.700	258,750
60	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa3)	05/01/13	12.000	29,700
175	NewPage Corp., Global Secured Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa2)	05/01/12	10.000	115,500
350	NewPage Corp., Rule 144A, Senior Secured Notes (Callable 03/31/12 @ $105.00)‡	(CCC+, B2)	12/31/14	11.375	350,875
125	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	98,437
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC, Caa1)	08/01/16	11.375	32,750
150	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	125,250
					1,123,152
Gaming (4.7%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	47,500
30	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	29,925

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming
$250	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	$249,375
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	165,000
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	117,197
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	81,375
150	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	6,000
175	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B-, Caa1)	06/01/17	11.250	179,375
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)ø	(D, Ca)	11/15/10	12.000	90,562
175	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	160,125
125	Majestic Star Casino Capital Corp., Senior Secured Notesø	(D, Caa3)	10/15/10	9.500	83,438
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(CCC, Ca)	11/15/15	8.500	65,000
200	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	154,000
25	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	19,063
150	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	04/01/13	6.750	124,500
150	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	165,750
275	MTR Gaming Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	270,875
100	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	99,750
125	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡	(B, B3)	08/15/17	10.750	124,687
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	216
					2,233,713
Gas Distribution (2.8%)
175	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	171,500
50	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	50,177

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gas Distribution
$475	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	$487,994
175	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	178,500
125	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	128,437
200	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	197,000
125	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	129,566
					1,343,174
Health Services (6.9%)
150	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	156,000
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	108,625
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	110,125
200	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	206,500
125	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	124,063
800	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	838,000
125	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	123,125
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	109,000
125	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	127,187
150	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	144,000
75	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(CCC+, Caa1)	03/15/16	0.000	75,000
125	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	124,687
125	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	123,125
450	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.37)‡	(BB-, B2)	07/01/19	8.875	483,750
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	4.635	105,625
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	24,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services
$125	Vanguard Health Holding Co. II LLC, Global Company Guaranteed Notes (Callable 10/01/10 @ $103.00)	(CCC+, Caa1)	10/01/14	9.000	$130,625
150	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	141,000
					3,255,312
Hotels (0.5%)
125	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 11/01/10 @ $101.19)	(BB+, Ba1)	11/01/13	7.125	125,000
125	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	134,375
					259,375
Household & Leisure Products (0.5%)
225	ACCO Brands Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $105.31)‡	(BB-, B2)	03/15/15	10.625	241,875
Leisure (0.2%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	76,500
Machinery (1.2%)
175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	181,125
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	124,375
100	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	105,000
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	162,313
					572,813
Media - Broadcast (1.0%)
125	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	118,750
130	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	76,050
100	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	39,500
150	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	141,750
121	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	94,409
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	3,250
					473,709

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable (4.2%)
$350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	$345,625
350	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, NR)	10/01/15	11.000	71,750
275	CCH II Capital Corp., Series B, Global Senior Unsecured Notesø	(D, NR)	09/15/10	10.250	332,750
175	Cequel Capital Corp., Rule 144A, Senior Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	172,515
281	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, NR)	04/01/11	9.920	2,838
100	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, B1)	04/30/12	10.000	102,000
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	482,625
50	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	53,063
300	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	293,250
125	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	129,687
					1,986,103
Media - Diversified (0.3%)
125	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	123,750
Media - Services (1.1%)
150	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	142,500
150	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	160,125
100	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	95,500
100	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	107,250
					505,375
Metals & Mining - Excluding Steel (0.9%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	180
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	1,991
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	188,386

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$211	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa2)	05/15/15	5.413	$149,295
75	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	76,125
					415,977
Non-Food & Drug Retailers (2.0%)
150	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	135,750
250	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	130,000
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	70,350
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	102,113
200	QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)‡	(BBB, Ba2)	10/01/19	7.500	199,000
115	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	119,600
175	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	154,875
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	48,000
					959,688
Oil Field Equipment & Services (1.9%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	145,125
125	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	129,063
75	Hornbeck Offshore Services, Inc., Rule 144A, Senior Notes (Callable 09/01/13 @ $104.00)‡	(BB-, Ba3)	09/01/17	8.000	74,625
95	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	88,350
150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	147,187
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/10 @ $101.60)	(B+, B2)	10/01/13	9.625	126,875
150	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	168,375
					879,600

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Refining & Marketing (0.6%)
$100	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	$103,250
175	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	162,750
					266,000
Packaging (1.5%)
150	Ball Corp., Company Guaranteed Notes (Callable 09/01/14 @ $103.69)	(BB+, Ba1)	09/01/19	7.375	154,125
150	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	139,875
125	Berry Plastics Escrow Corp., Rule 144A, Senior Secured Notes (Callable 11/15/12 @ $104.13)‡	(B, B1)	11/15/15	8.250	123,551
75	Crown Americas Capital Corp., Global Company Guaranteed Notes (Callable 11/15/10 @ $103.88)	(BB-, B1)	11/15/15	7.750	76,875
175	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)	(CCC+, Caa1)	10/15/14	9.875	179,375
50	Owens-Illinois, Inc., Senior Unsecured Notes	(B+, B2)	05/15/18	7.800	50,750
					724,551
Printing & Publishing (0.7%)
150	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	142,500
50	Dex Media West Finance Co., Series B, Global Senior Subordinated Notes (Callable 08/15/10 @ $101.65)ø	(D, NR)	08/15/13	9.875	10,125
300	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	16,500
325	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø	(D, NR)	02/15/17	9.000	4,875
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	147,250
					321,250
Railroads (0.6%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	154,500
125	Railamerica, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/13 @ $104.62)‡	(BB-, B1)	07/01/17	9.250	131,250
					285,750
Software/Services (2.4%)
250	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	245,000
200	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	185,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Software/Services
$75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	$79,313
250	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	259,062
50	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	54,000
62	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	68,045
275	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	263,312
					1,154,232
Steel Producers/Products (0.9%)
100	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)ø	(D, NR)	02/15/14	11.250	36,750
175	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	172,375
200	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	8.250	202,000
					411,125
Support - Services (3.5%)
125	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	126,875
125	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B2)	08/15/16	9.000	123,750
150	Corrections Corp. of America, Company Guaranteed Notes (Callable 06/01/13 @ $103.88)	(BB, Ba2)	06/01/17	7.750	155,250
150	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	153,750
125	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	130,000
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	51,000
125	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)	(B-, B2)	05/15/12	9.625	127,500
100	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	103,500
125	RSC Equipment Rental, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	124,062
35	RSC Equipment Rental, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $105.00)‡	(BB-, B1)	07/15/17	10.000	38,150
150	Sotheby's, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	134,625
140	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B2)	01/01/14	8.875	142,450

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support - Services
$70	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC-, B3)	09/01/14	9.875	$69,300
150	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44)‡	(B, B2)	06/15/16	10.875	163,500
					1,643,712
Telecom - Integrated/Services (4.6%)
200	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	192,000
250	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	240,625
215	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	219,837
500	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	511,250
350	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	4.601	256,375
225	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	207,000
125	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	124,688
150	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	147,750
275	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	283,937
					2,183,462
Telecom - Wireless (4.6%)
125	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.69)	(B, B2)	06/15/13	10.125	129,688
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	195,000
75	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81)‡	(B+, Ba2)	05/15/16	7.750	75,188
75	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B1)	01/15/15	9.000	79,500
175	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	181,562
200	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	202,500
650	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	569,562

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Wireless
$100	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba2)	08/15/16	8.000	$104,000
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba2)	08/15/19	8.250	78,750
425	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	367,625
200	Viasat, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/12 @ $106.66)‡	(B, B1)	09/15/16	8.875	204,000
					2,187,375
Textiles & Apparel (0.5%)
150	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	157,500
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)	(BB+, Ba3)	05/01/13	8.125	102,500
					260,000
Theaters & Entertainment (0.4%)
100	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	97,250
75	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	77,250
					174,500
Tobacco (0.3%)
125	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	130,625
Transportation - Excluding Air/Rail (0.3%)
150	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	150,771
TOTAL U.S. CORPORATE BONDS (Cost $44,605,996)					42,007,778
FOREIGN CORPORATE BONDS (8.4%)
Chemicals (0.9%)
300	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.299	261,000
325	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	183,625
					444,625
Computer Hardware (0.2%)
100	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00) (Cayman Islands)‡	(BB+, Ba1)	05/01/14	10.000	111,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Electronics (0.6%)
$150	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B+, B2)	12/01/15	11.875	$165,000
9	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands)‡	(B-, NR)	07/15/13	10.000	8,904
125	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	103,750
					277,654
Energy - Exploration & Production (0.3%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	138,250
Environmental (0.6%)
275	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17) (Canada)	(B-, Caa1)	04/15/14	9.500	277,750
Forestry & Paper (0.4%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	70,062
150	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	138,750
					208,812
Media - Cable (1.2%)
150	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	234,597
100	Videotron Ltee, Rule 144A, Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)‡	(BB-, Ba2)	04/15/18	9.125	108,750
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	207,000
					550,347
Media - Diversified (0.4%)
200	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	198,500
Metals & Mining - Excluding Steel (0.7%)
75	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba2)	05/15/16	10.250	86,812
150	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba2)	05/15/19	10.750	175,500
50	Teck Resources, Ltd., Global Senior Secured Notes (Canada)	(BB+, Ba2)	05/15/14	9.750	56,375
					318,687

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Oil Field Equipment & Services (0.4%)
$175	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	$174,563
Oil Refining & Marketing (0.2%)
100	Petroplus Finance, Ltd., Rule 144A, Senior Unsecured Notes (Callable 09/15/15 @ $104.69) (Bermuda)‡	(BB-, B1)	09/15/19	9.375	100,750
Telecom - Integrated/Services (0.9%)
292	Global Crossing UK Finance PLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	291,270
125	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/10 @ $104.44) (Bermuda)	(B+, B3)	01/15/15	8.875	126,719
					417,989
Telecom - Wireless (0.3%)
50	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(BB-, B2)	07/15/17	11.750	56,750
50	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(BB-, B2)	07/15/17	11.750	82,625
					139,375
Telecommunications Equipment (0.1%)
125	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø	(NR, NR)	07/15/16	10.750	72,188
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	26,558
Transportation - Excluding Air/Rail (1.1%)
250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	246,250
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	262,625
					508,875
TOTAL FOREIGN CORPORATE BONDS (Cost $4,115,607)					3,966,423

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2009

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOAN (0.3%)
Energy - Exploration & Production (0.3%)
$159	ATP Oil & Gas (Cost $119,491)	(NR, NR)	07/15/14	5.750	$154,475
Number of Shares
COMMON STOCKS (0.2%)
Chemicals (0.2%)
9,785	Huntsman Corp.				77,791
Software/Services (0.0%)
354	Unisys Corp.*				10,304
TOTAL COMMON STOCKS (Cost $76,376)					88,095
PREFERRED STOCK (0.1%)
Banks (0.1%)
89	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $20,113)‡				54,354
Par (000)
SHORT-TERM INVESTMENT (1.0%)
$464	State Street Bank and Trust Co. Euro Time Deposit (Cost $464,000)		11/02/09	0.010	464,000
TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $49,401,583)					46,735,125
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)					599,512
NET ASSETS (100.0%)					$47,334,637

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to a value of $11,700,980 or 24.7% of net assets.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2009.

+  Step Bond — The interest rate is as of October 31, 2009 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
October 31, 2009

Assets
Investments at value (Cost $49,401,583) (Note 2)	$46,735,125
Cash	871
Foreign currency at value (cost $245)	243
Dividend and interest receivable	1,101,245
Receivable for investments sold	933,185
Receivable for fund shares sold	148,984
Unrealized appreciation on forward currency contracts (Note 2)	3,544
Prepaid expenses and other assets	21,626
Total Assets	48,944,823
Liabilities
Advisory fee payable (Note 3)	16,196
Administrative services fee payable (Note 3)	9,447
Shareholder servicing/Distribution fee payable (Note 3)	25,540
Payable for investments purchased	1,252,856
Dividend payable	190,894
Payable for fund shares redeemed	50,359
Trustees' fee payable	5,657
Other accrued expenses payable	59,237
Total Liabilities	1,610,186
Net Assets
Capital stock, $.001 par value (Note 6)	7,556
Paid-in capital (Note 6)	60,607,687
Undistributed net investment income	43,419
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(10,661,329)
Net unrealized depreciation from investments and foreign currency translations	(2,662,696)
Net Assets	$47,334,637
Common Shares
Net assets	$383,179
Shares outstanding	61,421
Net asset value, offering price and redemption price per share	$6.24
A Shares
Net assets	$22,236,710
Shares outstanding	3,550,810
Net asset value and redemption price per share	$6.26
Maximum offering price per share (net asset value/(1-4.75%))	$6.57
B Shares
Net assets	$7,279,903
Shares outstanding	1,162,773
Net asset value and offering price per share	$6.26
C Shares
Net assets	$17,434,845
Shares outstanding	2,781,006
Net asset value and offering price per share	$6.27

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Year Ended October 31, 2009

Investment Income (Note 2)
Interest	$4,808,999
Dividends	10,873
Securities lending	797
Total investment income	4,820,669
Expenses
Investment advisory fees (Note 3)	301,738
Administrative services fees (Note 3)	99,906
Shareholder servicing/Distribution fees (Note 3)
Class A	53,501
Class B	65,798
Class C	148,034
Registration fees	45,665
Transfer agent fees	40,994
Audit and tax fees	32,996
Legal fees	29,708
Printing fees (Note 3)	26,440
Trustees' fees	16,056
Custodian fees	10,945
Insurance expense	3,175
Commitment Fees (Note 4)	1,186
Interest expense (Note 4)	721
Miscellaneous expense	9,859
Total expenses	886,722
Less: fees waived (Note 3)	(252,994)
Net expenses	633,728
Net investment income	4,186,941
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(5,320,441)
Net realized loss from foreign currency transactions	(25,583)
Net change in unrealized appreciation (depreciation) from investments	16,455,450
Net change in unrealized appreciation (depreciation) from foreign currency translations	(31,631)
Net realized and unrealized gain from investments and foreign currency related items	11,077,795
Net increase in net assets resulting from operations	$15,264,736

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
From Operations
Net investment income	$4,186,941	$5,314,400
Net realized loss from investments and foreign currency transactions	(5,346,024)	(4,704,113)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	16,423,819	(18,195,103)
Net increase (decrease) in net assets resulting from operations	15,264,736	(17,584,816)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(36,929)	(40,232)
Class A shares	(2,393,173)	(2,716,185)
Class B shares	(693,224)	(891,416)
Class C shares	(1,536,966)	(1,676,559)
Distributions from net realized gains
Common Class shares	—	(15,137)
Class A shares	—	(1,187,223)
Class B shares	—	(431,487)
Class C shares	—	(795,474)
Net decrease in net assets resulting from dividends and distributions	(4,660,292)	(7,753,713)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,441,306	5,003,455
Reinvestment of dividends and distributions	2,024,918	3,460,056
Net asset value of shares redeemed	(13,233,481)[1]	(24,411,642)[2]
Net decrease in net assets from capital share transactions	(5,767,257)	(15,948,131)
Net increase (decrease) in net assets	4,837,187	(41,286,660)
Net Assets
Beginning of year	42,497,450	83,784,110
End of year	$47,334,637	$42,497,450
Undistributed net investment income	$43,419	$241,598

1  Net of $1,511 of redemption fees retained by the Fund.

2  Net of $557 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$4.94	$7.66	$7.82	$7.95	$8.53
INVESTMENT OPERATIONS
Net investment income[1]	0.54	0.60	0.63	0.62	0.67
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	1.36	(2.48)	(0.09)	0.11	(0.42)
Total from investment operations	1.90	(1.88)	0.54	0.73	0.25
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.60)	(0.60)	(0.66)	(0.64)	(0.70)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.60)	(0.84)	(0.70)	(0.86)	(0.83)
Net asset value, end of year	$6.24	$4.94	$7.66	$7.82	$7.95
Total return[2]	41.87%	(26.98)%	7.02%	9.77%	3.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$383	$310	$484	$530	$549
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	10.32%	8.98%	8.02%	8.01%	8.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.58%	0.46%	0.32%	0.21%	0.10%
Portfolio turnover rate	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$4.96	$7.68	$7.84	$7.97	$8.55
INVESTMENT OPERATIONS
Net investment income[1]	0.53	0.58	0.61	0.60	0.65
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	1.36	(2.47)	(0.09)	0.11	(0.42)
Total from investment operations	1.89	(1.89)	0.52	0.71	0.23
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.59)	(0.59)	(0.64)	(0.62)	(0.68)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.59)	(0.83)	(0.68)	(0.84)	(0.81)
Net asset value, end of year	$6.26	$4.96	$7.68	$7.84	$7.97
Total return[3]	41.36%	(27.08)%	6.74%	9.46%	2.75%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$22,237	$21,004	$40,822	$53,929	$71,651
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	10.07%	8.72%	7.75%	7.76%	7.85%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.59%	0.47%	0.31%	0.21%	0.10%
Portfolio turnover rate	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$4.95	$7.68	$7.83	$7.95	$8.52
INVESTMENT OPERATIONS
Net investment income[1]	0.49	0.54	0.55	0.55	0.59
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	1.36	(2.49)	(0.09)	0.10	(0.42)
Total from investment operations	1.85	(1.95)	0.46	0.65	0.17
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.54)	(0.57)	(0.55)	(0.61)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.54)	(0.78)	(0.61)	(0.77)	(0.74)
Net asset value, end of year	$6.26	$4.95	$7.68	$7.83	$7.95
Total return[3]	40.55%	(27.77)%	6.01%	8.72%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$7,280	$6,901	$15,019	$22,787	$29,992
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	9.40%	7.96%	7.01%	7.01%	7.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.59%	0.47%	0.30%	0.21%	0.10%
Portfolio turnover rate	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$4.96	$7.69	$7.84	$7.96	$8.54
INVESTMENT OPERATIONS
Net investment income[1]	0.49	0.54	0.55	0.55	0.59
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	1.36	(2.49)	(0.09)	0.10	(0.42)
Total from investment operations	1.85	(1.95)	0.46	0.65	0.17
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.54)	(0.57)	(0.55)	(0.62)
Distributions from net realized gains	—	(0.24)	(0.04)	(0.22)	(0.13)
Total dividends and distributions	(0.54)	(0.78)	(0.61)	(0.77)	(0.75)
Net asset value, end of year	$6.27	$4.96	$7.69	$7.84	$7.96
Total return[3]	40.46%	(27.72)%	6.02%	8.72%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$17,435	$14,282	$27,459	$38,114	$52,454
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	9.33%	7.98%	7.01%	7.01%	7.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.59%	0.46%	0.31%	0.21%	0.10%
Portfolio turnover rate	63%	28%	49%	63%	38%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
October 31, 2009

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Fund was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds	$—	$42,007,778	$—	$42,007,778
Foreign Corporate Bonds	—	3,966,423	—	3,966,423
Bank Loans	—	154,475	—	154,475
Common Stocks	88,095	—	—	88,095
Preferred Stocks	54,354	—	—	54,354
Short-Term Investment	—	464,000	—	464,000
Other Financial Instruments* Forward Foreign Currency Contracts	—	3,544	—	3,544
	$142,449	$46,596,220	$—	$46,738,669

*Other financial instruments include futures, forwards and swap contracts.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of October 31, 2009

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets — Unrealized Appreciation	$3,544	*	Liabilities — Unrealized Depreciation	$0

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(29,209)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(34,900)

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

into. At October 31, 2009, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
USD	360,510	EUR	242,000	01/15/10	$(360,510)	$(356,966)	$3,544

Currency Abbreviations:
EUR = Euro Currency
USD = United States Dollar

J) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

K) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2009, the Fund had no outstanding swap contracts.

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2009, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,105, of which $116 was rebated to borrowers (brokers). The Fund retained $797 in income from the cash collateral investment, and SSB, as lending agent, was paid $192. Securities lending income is accrued as earned.

M) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2009, investment advisory fees earned and voluntarily waived were $301,738 and $252,994, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2009. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2009, co-administrative services fees earned by CSAMSI were $38,795.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $61,111.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the year ended October 31, 2009, CSAMSI and its affiliates advised the Fund that it retained $38,869 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2009, Merrill was paid $31,015 for its services by the Fund.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2009, the Fund had no loan outstanding under the Credit Facility. During the year ended October 31, 2009, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$2,974,833	1.454%	$3,225,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2009, purchases and sales of investment securities (excluding short-term investments) were $26,115,720 and $31,700,089, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	1,213	$6,197	7,134	$49,084
Shares redeemed	(2,628)	(12,207)	(7,550)	(47,841)
Net increase (decrease)	(1,415)	$(6,010)	(416)	$1,243

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	455,187	$2,464,107	361,763	$2,449,033
Shares issued in reinvestment of dividends and distributions	254,135	1,303,159	336,482	2,285,435
Shares redeemed	(1,397,348)	(7,875,896)	(1,773,026)	(12,132,801)
Net decrease	(688,026)	$(4,108,630)	(1,074,781)	$(7,398,333)
	Class B
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	136,920	$747,005	64,653	$434,788
Shares issued in reinvestment of dividends and distributions	52,410	267,760	75,349	513,266
Shares redeemed	(420,592)	(2,186,570)	(702,568)	(4,769,568)
Net decrease	(231,262)	$(1,171,805)	(562,566)	$(3,821,514)
	Class C
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	421,926	$2,230,194	311,669	$2,119,634
Shares issued in reinvestment of dividends and distributions	86,614	447,802	90,269	612,271
Shares redeemed	(608,926)	(3,158,808)	(1,093,450)	(7,461,432)
Net decrease	(100,386)	$(480,812)	(691,512)	$(4,729,527)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

On October 31, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	92%
Class A	4	63%
Class B	1	37%
Class C	1	47%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended October 31, 2009 and 2008, respectively, by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2009	2008	2009	2008
$4,660,292	$5,847,938	$0	$1,905,775

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, income from defaulted bonds and mark to market of forward contracts. At October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$546,165
Undistributed net investment income — other	(190,894)
Accumulated realized loss	(10,617,703)
Unrealized depreciation	(3,018,174)
$(13,280,606)

At October 31, 2009, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31, 2016	Expires October 31, 2017
$4,941,307	$5,676,396

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2009

Note 7. Federal Income Taxes

During the tax year ended October 31, 2009, the Fund did not utilize any of the capital loss carryforward.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $49,753,518, $2,444,690, $(5,463,083) and $(3,018,393), respectively.

At October 31, 2009, the Fund reclassified $275,172 from accumulated net realized loss to undistributed net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and defaulted bonds. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective October 31, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through December 23, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund"), portfolio of Credit Suisse Opportunity Funds, at October 31, 2009, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 23, 2009

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	13	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Petroleum and Resources Corporation, The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	11	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Audit and Nominating Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	11	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	13	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 2001	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse High Income Fund
Tax Information Letter
October 31, 2009 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2009, the Fund designates approximately $10,025, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2009, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-AR-1009

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2009. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2008 and October 31, 2009.

	2008	2009
Audit Fees	$27,500	$27,500
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$3,400	$2,800
All Other Fees	—	—
Total	$34,300	$33,700

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 for 2008 and $3,400 for 2009).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s

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investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009.

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

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	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009:

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2008 and October 31, 2009 were $6,800 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

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(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 4, 2010

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: January 4, 2010

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